Supplementary information, Analysis of revenue by geography (Details) - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017		Apr. 30, 2016	[2]	Oct. 31, 2018
Geographical areas [Abstract]
Revenue	$ 1,077,273	[1],[2],[3]	$ 991,233	[4],[5]	$ 4,754,398
UK [Member]
Geographical areas [Abstract]
Revenue	52,230	[2]	55,257		299,579
Non-current assets other than financial instruments and deferred tax assets	147,700
USA [Member]
Geographical areas [Abstract]
Revenue	551,519	[2]	459,045		2,279,840
Non-current assets other than financial instruments and deferred tax assets	3,778,700				5,145,800
Germany [Member]
Geographical areas [Abstract]
Revenue	86,799	[2]	108,541		309,534
France [Member]
Geographical areas [Abstract]
Revenue	43,242	[2]	39,561		195,464
Japan [Member]
Geographical areas [Abstract]
Revenue	42,369	[2]	35,969		145,820
Other [Member]
Geographical areas [Abstract]
Revenue	301,114	[2]	$ 292,869		1,524,161
Non-current assets other than financial instruments and deferred tax assets	$ 67,300				$ 8,488,300

[1]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to 30 April 2017 and 30 April 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[4]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)
[5]	The comparatives for the 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).